Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Capital	Special goodwill reserve	Other capital reserves	Treasury share	Legal reserve	Tax incentive reserve	Expansion and modernization reserve	Retained earnings	Proposed additional dividends	Equity Valuation adjustment	Noncontrolling Interests [Member]	Total
Equity at beginning of period at Dec. 31, 2019	R$ 63,571,416	R$ 63,074	R$ 1,190,209	R$ (87,820)	R$ 2,834,808	R$ 57,579	R$ 600,000		R$ 2,195,575	R$ 30,737		R$ 70,455,578
Payment of additional dividend									(2,195,575)			(2,195,575)
Unclaimed dividends and interest on equity								R$ 99,788				99,788
Adjustment - Tax incentives						18,766		(18,766)
Other comprehensive income								204,495		35,151		239,646
Equity transactions			39,521									39,521
Payment of withdrawal rights to shareholders when converting preference shares to ordinary shares				(32)								(32)
Repurchase of preferred shares for maintenance in treasury				(22,689)								(22,689)
Net income for the year								4,770,527				4,770,527
Allocation of income:
Legal reserve					238,526			(238,526)
Interim interest on equity and dividends								(3,830,000)				(3,830,000)
Reversal of expansion and Modernization Reserve							R$ (600,000)	600,000
Additional proposed dividends								(1,587,518)	1,587,518
Equity at end of period at Dec. 31, 2020	63,571,416	63,074	1,229,730	(110,541)	3,073,334	76,345			1,587,518	65,888		69,556,764
Payment of additional dividend									(1,587,518)			(1,587,518)
Unclaimed dividends and interest on equity								116,236				116,236
Adjustment - Tax incentives						43,009		(43,009)
Other comprehensive income								262,901		2,269	R$ (3)	265,167
Effects of equity in FiBrasil			2,182									2,182
Effects of the sale of the investment in CloudCo Brasil			31,367								47,674	79,041
Effects of the sale of the investment in IoTCo Brasil			34,644								41,336	75,980
Equity transactions			(18)									(18)
Repurchase of common shares for maintenance in treasury				(495,995)								(495,995)
Net income for the year								6,239,364			(10,007)	6,229,357
Allocation of income:
Legal reserve					311,968			(311,968)
Interim interest on equity and dividends								(4,235,000)				(4,235,000)
Additional proposed dividends								(2,028,524)	2,028,524
Equity at end of period at Dec. 31, 2021	63,571,416	63,074	1,297,905	(606,536)	3,385,302	119,354			2,028,524	68,157	79,000	70,006,196
Payment of additional dividend									(2,028,524)			(2,028,524)
Unclaimed dividends and interest on equity								167,449				167,449
Adjustment - Tax incentives						95,095		(95,095)
Other comprehensive income								(51,386)		(15,974)	(203)	(67,563)
Equity transactions			2,409									2,409
Repurchase of common shares for maintenance in treasury				(607,429)								(607,429)
Cancellation of common shares to be held in treasury			(606,536)	606,536
Right of Withdrawal - approval of the acquisition of Garliava				(14)								(14)
Effects of non-controlling shareholders on investments in Vivo Ventures											421	421
Net income for the year								4,085,013			(27,111)	4,057,902
Allocation of income:
Legal reserve					204,250			(204,250)
Interim interest on equity and dividends								(3,075,000)				(3,075,000)
Additional proposed dividends								R$ (826,731)	826,731
Equity at end of period at Dec. 31, 2022	R$ 63,571,416	R$ 63,074	R$ 693,778	R$ (607,443)	R$ 3,589,552	R$ 214,449			R$ 826,731	R$ 52,183	R$ 52,107	R$ 68,455,847